K&L Gates LLP 1601 K Street, N.W. Washington, DC 20006 T +1 202 778 9000 F +1 202 778 9100 klgates.com

August 22, 2019

EDGAR FILING

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:   American Beacon Apollo Total Return Fund

        File Nos. 333-225559 and 811-23351

        Post-Effective Amendment No. 1

Ladies and Gentlemen:

Pursuant to Section 8(c) of the Securities Act of 1933, as amended (the “1933 Act”), and pursuant to the Investment Company Act of 1940, as amended, and the regulations thereunder, transmitted herewith on behalf of American Beacon Apollo Total Return Fund (the “Trust”) is Post-Effective Amendment No. 1 to the Trust’s currently effective registration statement on Form N-2 (the “Registration Statement”) relating to the Trust’s sole series of the same name (the “Fund”). This transmission contains a conformed signature page, the manually signed original of which is maintained at the offices of the Trust.

The purposes of this filing are to: (1) register T Class shares of the Fund; and (2) make other non-material changes to the Fund’s prospectus and statement of additional information. In a telephone conversation on June 28, 2019, Jeffrey Foor of the Securities and Exchange Commission staff indicated the staff’s willingness to extend template filing relief pursuant to Rule 486(b)(1)(vi) under the 1933 Act to the registration of a new class of shares of a continuously offered closed-end fund that is permitted to file post-effective amendments pursuant to Rule 486. Accordingly, a request for template filing relief with respect to which this filing would serve as the template filing will be filed under the Trust’s CIK number.

The Trust has previously paid registration fees in the amount of $31,125 in connection with the registration of 25,000,000 shares under this Registration Statement.

The Trust elects that this filing become effective 60 days after filing pursuant to Rule 486(a) under the 1933 Act. If you have any questions concerning the foregoing, please call me at (202) 778-9015 or Jennifer R. Gonzalez at (202) 778-9286.

Very truly yours,
/s/ Kathy Kresch Ingber
Kathy Kresch Ingber

Attachments

cc:   Rosemary Behan

American Beacon Advisors, Inc.

Jennifer R. Gonzalez

K&L Gates LLP